SCHEDULE OF AGGREGATE LOSS ON DERIVATIVES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Derivative Liabilities
Day one loss due to derivative liabilities on convertible note			$ 48,249	$ 1,406	$ 2,935
Loss (gain) on change in fair value of the derivative liabilities			(71,770)	7,091	1,306
Total	$ (48,200)	$ 8,497	$ (23,521)	$ 8,497	$ 4,241